UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2454
                                                     ---------

                       Oppenheimer Money Market Fund, Inc.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 01/31/2008
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

JANUARY 31, 2008

--------------------------------------------------------------------------------

                                                              Management
      Oppenheimer                                            Commentaries
      Money Market                                               and
      Fund, Inc.                                              Semiannual
                                                                Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            An Interview with Your Fund's Managers

      SEMIANNUAL REPORT                                 [GRAPHIC]

            Listing of Investments

            Financial Statements

      "WE CURRENTLY INTEND TO MAINTAIN THE FUND'S STRINGENT CREDIT QUALITY STANDARDS AND A SLIGHTLY LONGER-THAN-AVERAGE EFFECTIVE DURATION. IN OUR JUDGMENT, MAINTAINING A CONSERVATIVE APPROACH IS KEY TO PRESERVING CAPITAL UNDER VOLATILE MARKET CONDITIONS."

                                                  [LOGO] OPPENHEIMERFUNDS(R)
                                                         The Right Way to Invest

NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                     8 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     9 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING            EXPENSES
                             ACCOUNT         ACCOUNT           PAID DURING
                             VALUE           VALUE             6 MONTHS ENDED
ACTUAL                       AUGUST 1, 2007  JANUARY 31, 2008  JANUARY 31, 2008
--------------------------------------------------------------------------------
Class A                      $1,000.00       $1,024.00         $3.07
--------------------------------------------------------------------------------
Class Y                       1,000.00        1,024.70          2.25

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                       1,000.00        1,022.18          3.06
--------------------------------------------------------------------------------
Class Y                       1,000.00        1,022.99          2.25

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.60%
---------------------------
Class Y           0.44

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                    10 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  January 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--18.3%
--------------------------------------------------------------------------------
Barclays Bank plc,
New York:
4.38%, 4/8/08                                     $  4,000,000   $    4,000,000
4.87%, 4/24/08                                      30,000,000       30,000,000
5.16%, 4/2/08                                       15,000,000       15,000,000
--------------------------------------------------------------------------------
BNP Paribas,
New York:
5%, 3/13/08                                         15,000,000       15,000,000
4.56%, 4/2/08                                       40,000,000       40,000,000
--------------------------------------------------------------------------------
Citibank NA,
5.15%, 2/29/08                                      23,800,000       23,800,000
--------------------------------------------------------------------------------
Deutsche Bank,
New York,
3.80%, 4/17/08                                      10,000,000       10,000,000
--------------------------------------------------------------------------------
Fortis SA/NV,
New York,
3.20%, 4/25/08                                      18,500,000       18,500,000
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
Stamford, CT:
3.84%, 4/18/08                                      14,000,000       14,000,000
5.15%, 2/29/08                                      12,000,000       12,000,000
--------------------------------------------------------------------------------
HSBC Bank USA, NA:
4.23%, 4/10/08                                      12,000,000       12,000,683
4.85%, 2/13/08                                      20,000,000       20,000,000
--------------------------------------------------------------------------------
JPMorgan Chase
Bank, NA,
3.25%, 4/23/08                                      26,000,000       26,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc,
New York:
4.79%, 2/14/08                                      12,000,000       12,000,000
4.80%, 2/1/08                                       25,000,000       25,000,000
5.45%, 3/10/08                                      20,000,000       20,000,000
--------------------------------------------------------------------------------
Royal Bank of Canada,
New York,
4.81%, 2/8/08                                       38,000,000       38,000,000
--------------------------------------------------------------------------------
Royal Bank of
Scotland,
New York,
5.44%, 3/13/08                                      14,500,000       14,500,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken, New York:
3.885%, 4/15/08                                     18,500,000       18,500,000
5.155%, 2/29/08                                     19,000,000       19,000,073

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT Continued
--------------------------------------------------------------------------------
Toronto Dominion
Bank,
New York:
4.60%, 4/3/08                                     $  9,000,000   $    9,000,000
4.87%, 2/27/08                                      10,000,000       10,000,000
--------------------------------------------------------------------------------
UBS AG, Stamford,
CT:
5%, 3/6/08                                          15,000,000       15,000,000
5.455%, 3/7/08                                       5,000,000        5,000,000
5.48%, 3/7/08                                        5,000,000        5,000,000
                                                                 ---------------
Total Certificates of Deposit
(Cost $431,300,756)                                                 431,300,756

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--23.5%
--------------------------------------------------------------------------------
Bank of America NA,
5.275%, 2/15/08                                     10,500,000       10,500,000
--------------------------------------------------------------------------------
Barclays US
Funding LLC:
4.77%, 2/26/08                                       5,000,000        4,983,438
5.31%, 3/10/08                                      20,000,000       19,887,900
--------------------------------------------------------------------------------
Danske Corp.:
4.82%, 2/4/08 1                                     10,000,000        9,995,983
5.38%, 3/6/08 1                                     40,000,000       39,796,756
--------------------------------------------------------------------------------
Dexia Delaware LLC,
5%, 2/22/08                                         17,000,000       16,950,417
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
3.35%, 4/8/08                                        6,300,000        6,260,721
3.86%, 5/13/08                                      15,000,000       14,835,950
4.54%, 4/4/08                                       11,500,000       11,408,633
4.83%, 3/25/08 1                                     5,000,000        4,964,446
4.90%, 3/14/08 1                                    22,000,000       21,874,233
4.94%, 2/20/08                                       9,400,000        9,375,492
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
4.94%, 2/19/08 1                                    30,000,000       29,925,900
--------------------------------------------------------------------------------
HSBC USA, Inc.,
4.74%, 2/29/08                                      14,600,000       14,539,077
--------------------------------------------------------------------------------
Nordea North
America, Inc.,
3.01%, 4/25/08                                      25,000,000       24,824,417
--------------------------------------------------------------------------------
Rabobank USA
Financial Corp.:
3.05%, 3/4/08                                       10,000,000        9,972,889
3.47%, 2/1/08                                       22,000,000       22,000,000


                    11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Royal Bank of
Scotland plc,
3.944%, 7/21/08 2,3                               $ 15,000,000  $    15,005,464
--------------------------------------------------------------------------------
Scotiabanc, Inc.,
4.05%, 4/11/08 1                                    52,000,000       51,570,394
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken AB:
3.82%, 4/15/08 1                                     8,000,000        7,937,182
5.15%, 2/8/08 1                                      7,500,000        7,492,490
--------------------------------------------------------------------------------
Societe Generale
North America, Inc.:
3.765%, 4/23/08                                     15,000,000       14,871,363
3.87%, 4/17/08                                      33,000,000       32,730,390
4.57%, 4/3/08                                        5,000,000        4,960,647
4.77%, 2/4/08                                       15,000,000       14,994,063
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc.:
4.40%, 4/9/08 1                                     20,000,000       19,833,778
5.015%, 2/28/08 1                                   24,000,000       23,909,730
--------------------------------------------------------------------------------
Swedbank AB,
4.90%, 2/1/08                                        2,900,000        2,900,000
--------------------------------------------------------------------------------
Swedbank
Mortgage AB:
5%, 2/25/08                                         12,000,000       11,960,000
5%, 3/14/08                                         24,000,000       23,860,000
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
4.385%, 4/3/08                                      18,000,000       17,864,065
5.32%, 3/13/08                                       2,880,000        2,862,550
--------------------------------------------------------------------------------
Wells Fargo Bank NA,
3.88%, 2/22/08                                      30,000,000       30,000,000
                                                                 ---------------
Total Direct Bank Obligations
(Cost $554,848,368)                                                 554,848,368

--------------------------------------------------------------------------------
SHORT-TERM NOTES--56.8%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.6%
Amsterdam
Funding Corp.,
3.05%, 4/2/08 1                                     15,000,000       14,922,479
--------------------------------------------------------------------------------
Chariot Funding LLC,
3.60%, 2/5/08 2                                      4,000,000        3,998,400
--------------------------------------------------------------------------------
Chesham Finance LLC,
4.15%, 2/6/08                                        7,911,000        7,906,440

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Falcon Asset
Securitization Co. LLC,
3.25%, 4/22/08                                    $  7,000,000   $    6,948,813
--------------------------------------------------------------------------------
FCAR Owner Trust I:
3.55%, 2/21/08                                      21,100,000       21,058,386
6%, 3/5/08                                          13,000,000       12,928,500
--------------------------------------------------------------------------------
FCAR Owner Trust II:
5.25%, 3/17/08                                       8,000,000        7,947,500
5.65%, 3/5/08                                        4,000,000        3,979,283
6%, 2/27/08                                         24,000,000       23,896,000
--------------------------------------------------------------------------------
Gemini Securitization
Corp.:
3.20%, 4/29/08 1                                    15,410,000       15,289,460
5.10%, 2/13/08 1                                     8,900,000        8,884,870
5.20%, 3/19/08 1                                    10,000,000        9,932,111
5.30%, 2/21/08 1                                    10,000,000        9,970,556
5.50%, 3/5/08 1                                      3,500,000        3,482,354
--------------------------------------------------------------------------------
Gotham Funding
Corp.:
3.16%, 3/17/08 1                                    10,000,000        9,960,500
3.33%, 3/4/08 1                                     37,000,000       36,889,760
5.55%, 2/21/08 1                                    20,000,000       19,938,333
--------------------------------------------------------------------------------
Legacy Capital LLC,
3.50%, 4/7/08                                       40,000,000       39,743,333
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
3.60%, 2/20/08 1                                    29,600,000       29,543,760
4%, 4/25/08 1                                        7,500,000        7,430,000
5.15%, 2/6/08 1                                     17,000,000       16,987,840
5.85%, 3/14/08 1                                    10,000,000        9,931,750
--------------------------------------------------------------------------------
Mont Blanc
Capital Corp.,
5.10%, 2/14/08 1                                     5,000,000        4,990,792
--------------------------------------------------------------------------------
New Center
Asset Trust:
3.55%, 3/27/08                                      50,000,000       49,728,819
4.60%, 2/28/08                                      15,000,000       14,948,250
--------------------------------------------------------------------------------
Old Line Funding
Corp.:
5.30%, 2/19/08 1                                    10,000,000        9,973,500
5.45%, 3/6/08 1                                     25,000,000       24,871,319
--------------------------------------------------------------------------------
Ranger Funding
Co. LLC:
3.23%, 4/16/08 2                                    30,000,000       29,798,125
3.28%, 4/25/08 2                                    16,000,000       15,877,547
3.45%, 4/11/08 2                                     6,500,000        6,456,396


                    12 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Victory
Receivables Corp.:
4.31%, 4/10/08 1                                  $ 20,000,000   $   19,834,783
5.35%, 3/7/08 1                                     21,170,000       21,059,887
--------------------------------------------------------------------------------
Windmill Funding
Corp.:
4.22%, 4/4/08 1                                     11,000,000       10,918,765
4.33%, 2/28/08 1                                    15,000,000       14,951,288
4.45%, 4/8/08 1                                     25,000,000       24,792,951
--------------------------------------------------------------------------------
Yorktown Capital LLC,
4.12%, 4/11/08 1                                    10,000,000        9,919,889
                                                                 ---------------
                                                                    579,692,739

--------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Nebar Investments
LLC,
Series 2005,
3.40%, 2/1/08 3                                      6,500,000        6,500,000
--------------------------------------------------------------------------------
BEVERAGES--0.3%
Beverage South LLC,
Series 2004,
3.29%, 2/7/08 3                                      6,725,000        6,725,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
Banc of America
Securities LLC,
3.32%, 2/1/08 3                                     50,000,000       50,000,000
--------------------------------------------------------------------------------
Citigroup
Funding, Inc.,
4.879%, 8/13/08 3                                   15,000,000       15,000,000
--------------------------------------------------------------------------------
Lehman
Brothers, Inc.,
3.388%, 2/1/08 3                                    21,000,000       21,000,000
                                                                 ---------------
                                                                     86,000,000
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
JP Morgan Chase
& Co.,
3.05%, 4/24/08                                      26,000,000       25,817,169
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--1.0%
Caterpillar Financial
Services Corp.,
Series F,
5.16%, 11/26/08 3                                   24,000,000       24,000,000

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Mississippi Business
Finance Corp.,
Industrial Development
Revenue Bonds,
Shuqualak Lumber
Co., Inc. Project,
Series 2003,
3.26%, 9/1/08 3                                   $    800,000   $      800,000
--------------------------------------------------------------------------------
Warrior Roofing
Manufacturing of
Georgia LLC,
Series 2004,
3.31%, 2/1/08 3                                      3,070,000        3,070,000
                                                                 ---------------
                                                                      3,870,000
--------------------------------------------------------------------------------
CONSUMER FINANCE--1.2%
American Express
Credit Corp.:
3.78%, 3/17/08                                      21,000,000       20,900,775
4.62%, 2/14/08                                       8,000,000        7,986,653
                                                                 ---------------
                                                                     28,887,428

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
General Electric
Capital Services,
3.20%, 7/21/08                                      13,000,000       12,802,400
--------------------------------------------------------------------------------
General Electric Co.:
3.09%, 2/26/08                                      20,000,000       19,957,083
3.80%, 3/20/08                                      25,000,000       24,873,333
                                                                 ---------------
                                                                     57,632,816
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
AT&T, Inc.,
3.06%, 2/1/08                                       44,300,000       44,300,000
--------------------------------------------------------------------------------
Port Authority
Columbiana Cnty., OH,
Series 2006,
3.40%, 12/1/08 3                                     1,680,000        1,680,000
                                                                 ---------------
                                                                     45,980,000
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp.
Revenue Bonds,
Signal International
LLC Project,
Series 2004A,
3.26%, 2/1/08 3                                        800,000          800,000


                    13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Mississippi Business
Finance Corp.
Revenue Bonds,
Signal International
LLC Project,
Series 2004C,
3.26%, 2/1/08 3                                   $    900,000   $      900,000
                                                                 ---------------
                                                                      1,700,000
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.5%
Beaver Cnty.,
UT Environmental
Facility, BEST Bio
Fuels LLC Project,
Series 2003B,
3.56%, 2/1/08 3                                      3,465,000        3,465,000
--------------------------------------------------------------------------------
Nestle Capital Corp.:
3.84%, 5/9/08 1                                     45,000,000       44,529,600
5.22%, 3/7/08 1                                     10,000,000        9,949,250
                                                                 ---------------
                                                                     57,943,850
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Premier Senior Living
LLC,
Series 2007,
3.30%, 2/1/08 3                                      2,725,000        2,725,000
--------------------------------------------------------------------------------
Sprenger Enterprises,
Inc.,
3.56%, 2/1/08 3                                      8,300,000        8,300,000
                                                                 ---------------
                                                                     11,025,000
--------------------------------------------------------------------------------
INSURANCE--6.2%
ING America
Insurance Holdings,
Inc.:
4.10%, 4/11/08                                      40,000,000       39,681,111
5%, 3/13/08                                          8,000,000        7,954,444
--------------------------------------------------------------------------------
Jackson National
Life Global Funding,
Series 2004-6,
4.326%, 2/15/08 3,4                                 17,500,000       17,500,000
--------------------------------------------------------------------------------
Jackson National
Life Global Funding,
Series 2008-1,
4.205%, 5/12/08 3,4                                 34,000,000       34,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
4.336%, 9/12/08 3,4                                 18,000,000       18,000,000

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
INSURANCE Continued
United of Omaha
Life Insurance Co.,
4.831%, 12/29/08 3,4                              $ 30,000,000   $   30,000,000
                                                                 ---------------
                                                                    147,135,555
--------------------------------------------------------------------------------
LEASING & FACTORING--4.0%
American Honda
Finance Corp.:
4.523%, 2/13/08 2,3                                 15,000,000       15,000,853
4.865%, 8/6/08 2,3                                   4,000,000        4,000,000
5.049%, 11/20/08 2,3                                20,000,000       20,000,000
5.246%, 12/10/08 2,3                                20,000,000       20,000,000
--------------------------------------------------------------------------------
Toyota Motor
Credit Corp.:
3.75%, 5/16/08                                      21,200,000       20,968,125
4.961%, 9/15/08 3                                   14,000,000       14,000,000
                                                                 ---------------
                                                                     93,968,978
--------------------------------------------------------------------------------
METALS & MINING--0.2%
AL Industrial
Development
Authority Revenue
Bonds, Simcala, Inc.
Project, Series 1995,
3.26%, 2/1/08 3                                      5,350,000        5,350,000
--------------------------------------------------------------------------------
MUNICIPAL--1.4%
Avon Garden
Center LLC,
Series 2006,
3.40%, 2/1/08 3                                      3,915,000        3,915,000
--------------------------------------------------------------------------------
Black Property
Management LLC,
Series 2006,
3.40%, 2/1/08 3                                      7,940,000        7,940,000
--------------------------------------------------------------------------------
Harlan Development
Co. & Scott Pet
Products, Inc.,
Series 2003,
3.40%, 2/1/08 3                                      9,200,000        9,200,000
--------------------------------------------------------------------------------
Willow Interests LLC,
Series 2005,
3.40%, 2/1/08 3                                     11,380,000       11,380,000
                                                                 ---------------
                                                                     32,435,000
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--0.2%
BP Capital Markets
plc,
4.45%, 2/4/08                                        5,000,000        4,998,146


                    14 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                     PRINCIPAL
                                                        AMOUNT            VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.8%
Reckitt Benckiser
Treasury Services plc:
3.30%, 4/22/08 1                                  $ 29,500,000   $   29,280,963
3.50%, 3/17/08 1                                    14,000,000       13,938,750
                                                                 ---------------
                                                                     43,219,713
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--3.3%
K2 (USA) LLC,
4.97%, 2/25/08                                      32,000,000       31,893,974
--------------------------------------------------------------------------------
LINKS Finance LLC:
4.845%, 8/6/08 3,4                                  12,000,000       11,998,777
4.849%, 8/15/08 3,4                                 18,000,000       17,997,115
--------------------------------------------------------------------------------
Parkland (USA) LLC,
4.035%, 7/16/08 3,4                                 15,000,000       14,999,322
                                                                 ---------------
                                                                     76,889,188
                                                                 ---------------
Total Short-Term Notes
(Cost $1,339,770,582)                                             1,339,770,582

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--0.4%
--------------------------------------------------------------------------------
Federal Home
Loan Bank,
4.625%, 12/4/08
(Cost $10,000,000)                                  10,000,000       10,000,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,335,919,706)                                     99.0%   2,335,919,706
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                         1.0       23,819,854
                                                  ------------------------------
NET ASSETS                                               100.0%  $2,359,739,560
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $649,476,402, or 27.52% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $130,136,785 or 5.51% of the Fund's net assets as of January 31, 2008.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of January 31, 2008 was $144,495,214, which represents 6.12% of the Fund's net assets. See
Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    15 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2008
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,335,919,706)--see accompanying statement of investments     $ 2,335,919,706
-----------------------------------------------------------------------------------------------------------
Cash                                                                                             2,076,688
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                    33,435,933
Interest                                                                                         6,236,802
Other                                                                                              279,536
                                                                                           ----------------
Total assets                                                                                 2,377,948,665

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                                14,960,692
Dividends                                                                                        2,576,094
Directors' compensation                                                                            356,040
Transfer and shareholder servicing agent fees                                                      239,925
Shareholder communications                                                                          17,277
Other                                                                                               59,077
                                                                                           ----------------
Total liabilities                                                                               18,209,105

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 2,359,739,560
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                       $   235,964,439
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   2,123,765,561
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                         9,560
                                                                                           ----------------
NET ASSETS                                                                                 $ 2,359,739,560
                                                                                           ================

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $ 2,119,653,644
and 2,119,558,842 shares of capital stock outstanding)                                     $          1.00
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $240,085,916 and 240,085,543 shares of capital stock outstanding)                       $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    16 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2008
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 58,254,126
--------------------------------------------------------------------------------
Other income                                                            151,159
                                                                   -------------
Total investment income                                              58,405,285

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       4,507,643
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,626,575
Class Y                                                                  25,252
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  52,713
Class Y                                                                     136
--------------------------------------------------------------------------------
Directors' compensation                                                  23,400
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,631
--------------------------------------------------------------------------------
Other                                                                   106,943
                                                                   -------------
Total expenses                                                        6,348,293
Less reduction to custodian expenses                                        (28)
                                                                   -------------
Net expenses                                                          6,348,265

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                52,057,020

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                          9,560

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 52,066,580
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    17 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS               YEAR
                                                                    ENDED              ENDED
                                                         JANUARY 31, 2008           JULY 31,
                                                              (UNAUDITED)               2007
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                    $     52,057,020    $    97,413,676
---------------------------------------------------------------------------------------------
Net realized gain                                                   9,560                 --
                                                         ------------------------------------
Net increase in net assets resulting from operations           52,066,580         97,413,676

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                       (44,817,560)       (75,863,733)
Class Y                                                        (7,239,460)       (21,549,943)
                                                         ------------------------------------
                                                              (52,057,020)       (97,413,676)
---------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                --            (12,010)
Class Y                                                                --             (3,951)
                                                         ------------------------------------
                                                                       --            (15,961)

---------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                       398,014,002        124,822,632
Class Y                                                       (56,866,530)      (710,984,113)
                                                         ------------------------------------
                                                              341,147,472       (586,161,481)

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase (decrease)                                     341,157,032       (586,177,442)
---------------------------------------------------------------------------------------------
Beginning of period                                         2,018,582,528      2,604,759,970
                                                         ------------------------------------
End of period                                            $  2,359,739,560    $ 2,018,582,528
                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    18 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                       ENDED
                                            JANUARY 31, 2008                                                   YEAR ENDED JULY 31,
CLASS A                                          (UNAUDITED)          2007          2006          2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                    .02 1         .05 1         .04 1         .02 1          -- 2         .01
Net realized gain (loss)                                  -- 2          --            --            --            --            --
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         .02           .05           .04           .02            --           .01
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:

Dividends from net investment income                    (.02)         (.05)         (.04)         (.02)           -- 2        (.01)
Distributions from net realized gain                      --            -- 2          --            --            --            -- 2
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.02)         (.05)         (.04)         (.02)           -- 2        (.01)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                          2.40%         4.87%         3.92%         1.80%         0.43%         0.84%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $2,119,654    $1,721,631    $1,596,820    $1,962,575    $1,797,049    $1,955,368
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,892,417    $1,592,926    $1,885,665    $1,856,740    $1,808,266    $2,014,466
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   4.70%         4.76%         3.79%         1.78%         0.43%         0.83%
Total expenses                                          0.60%         0.65%         0.62%         0.65%         0.73%         0.72%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                      0.60%         0.65%         0.62%         0.65%         0.72%         0.72%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    19 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                      JANUARY 31, 2008                        YEAR ENDED JULY 31,
CLASS Y                                                    (UNAUDITED)          2007            2006       2005 1
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    1.00     $    1.00     $      1.00     $   1.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income 2                                            .02           .05             .04          .02
Net realized gain (loss)                                            -- 3          --              --           --
                                                             -------------------------------------------------------
Total from investment operations                                   .02           .05             .04          .02
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.02)         (.05)           (.04)        (.02)
Distributions from net realized gain                                --            -- 3            --           --
                                                             -------------------------------------------------------
Total dividends and/or distributions to shareholders              (.02)         (.05)           (.04)        (.02)
--------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $    1.00     $    1.00     $      1.00     $   1.00
                                                             =======================================================

--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 4                                                    2.47%         5.08%           4.08%        1.85%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $ 240,086     $ 296,952     $ 1,007,940     $ 25,223
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $ 295,080     $ 433,570     $   347,670     $ 22,892
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                             4.87%         4.97%           4.52%        2.05%
Total expenses                                                    0.44% 6       0.43% 6         0.43% 7      0.52% 6

1. For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    20 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                    21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent directors as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2008, the Fund's projected benefit obligations, payments to retired directors and accumulated liability were as follows:

      Projected Benefit Obligations Increased             $   1,208

      Payments Made to Retired Directors                     30,458

      Accumulated Liability as of January 31, 2008          247,129

The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the


                    22 | OPPENHEIMER MONEY MARKET FUND, INC.

Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 7 billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                            SIX MONTHS ENDED JANUARY 31, 2008            YEAR ENDED JULY 31, 2007
                                     SHARES            AMOUNT           SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                          1,377,203,516   $ 1,377,203,516    1,722,135,531   $  1,722,136,111
Dividends and/or
distributions reinvested         42,283,397        42,283,397       72,988,897         72,988,897
Redeemed                     (1,021,472,929)   (1,021,472,911)  (1,670,302,390)    (1,670,302,376)
                             ---------------------------------------------------------------------
Net increase                    398,013,984   $   398,014,002      124,822,038   $    124,822,632
                             =====================================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                            122,327,879   $   122,327,879      553,220,043   $    553,220,043
Dividends and/or
distributions reinvested          6,526,070         6,526,070       18,991,519         18,991,519
Redeemed                       (185,720,479)     (185,720,479)  (1,283,195,675)    (1,283,195,675)
                             ---------------------------------------------------------------------
Net decrease                    (56,866,530)  $   (56,866,530)    (710,984,113)  $   (710,984,113)
                             =====================================================================


                    23 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                    FEE SCHEDULE
                    ------------------------------------
                    Up to $500 million            0.450%
                    Next $500 million             0.425
                    Next $500 million             0.400
                    Next $1.5 billion             0.375
                    Over $3 billion               0.350

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2008, the Fund paid $1,672,371 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges ("CDSC") do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                            CLASS A CONTINGENT DEFERRED SALES
SIX MONTHS ENDED              CHARGES RETAINED BY DISTRIBUTOR
-------------------------------------------------------------
January 31, 2008                                     $255,476

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% for Class A shares and 0.10% for Class Y shares of average annual net assets. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of January 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                    24 | OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    25 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                    26 | OPPENHEIMER MONEY MARKET FUND, INC.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol E. Wolf and Barry D. Weiss, the portfolio managers for the Fund, and the Manager's Money Market investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load money market funds advised by other investment advisers. The Board noted that the Fund's one-year and three-year performance were better than its peer group median. However, its five-year performance was equal to its peer group median and its ten-year performance was below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other money market funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are higher than its peer group median.


                    27 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    28 | OPPENHEIMER MONEY MARKET FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    29 | OPPENHEIMER MONEY MARKET FUND, INC.



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable to semiannual reports.

    (2) Exhibits attached hereto.

    (3) Not applicable.

(b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008